Share based compensation, Share Options (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)			1,202,734
Number of ordinary shares available for future issuance (in shares)	548,817	548,817
Number of option granted (in shares)	248,500	270,820
Number of share option forfeited (in shares)	(78,499)	(78,499)
Exercise price for option granted (in dollars per share) | $ / shares		$ 3.64
Option, Expiration Term One [Member]
Share based payment arrangement [Abstract]
Number of option granted (in shares)	174,000
Share option award granted period	7 years
Exercise price for option granted (in dollars per share) | $ / shares	$ 0.025
Option, Expiration Period Two [Member]
Share based payment arrangement [Abstract]
Number of option granted (in shares)	20,000
Share option award granted period	8 years